UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
August 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--142.4%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.2%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	2,000,000		2,012,300
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/19	2,150,000		2,163,222
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		1,006,150
Jefferson County,
Sewer Revenue Warrants	0/7.75	10/1/46	6,000,000	a	4,060,200
Alaska--1.6%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	8,465,000		6,545,561
Arizona--6.1%
Barclays Capital Municipal Trust
Receipts (Series 21 W)
Recourse (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	13,198,367	b,c	14,209,223
Phoenix Industrial Development
Authority, Education Facility
Revenue (BASIS Schools, Inc.
Projects)	5.00	7/1/45	1,000,000	c	993,790
Phoenix Industrial Development
Authority, Education Facility
Revenue (Legacy Traditional
Schools Projects)	5.00	7/1/45	1,300,000	c	1,234,311
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000		3,954,720
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	4,550,000		4,941,346
California--17.5%
Barclays Capital Municipal Trust
Receipts (Series 80 W)
Recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	b,c	6,020,746
California,

GO (Various Purpose)	5.75	4/1/31	7,800,000		9,038,094
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,712,960
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,924,750
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,961,250
California Statewide Communities
Development Authority, Revenue
(Front Porch Communities and
Services Project)	5.13	4/1/37	4,975,000	c	5,111,116
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	5,000,000		4,297,350
JPMorgan Chase Putters/Drivers
Trust (Series 4361)
Non-recourse (Los Angeles
Department of Water and Power,
Water System Revenue)	5.00	7/1/20	5,000,000	b,c	5,668,000
JPMorgan Chase Putters/Drivers
Trust (Series 4414)
Non-recourse (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/21	6,000,000	b,c	6,649,980
JPMorgan Chase Putters/Drivers
Trust (Series 4421)
Non-recourse (The Regents of
the University of California,
General Revenue)	5.00	5/15/21	6,250,000	b,c	7,122,438
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000		4,486,160
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,825,155
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts Numbers
2,3 and 4)	5.13	8/1/38	5,000,000		5,508,400
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	2,000,000		2,300,320
Colorado--1.3%
JPMorgan Chase Putters/Drivers
Trust (Series 4386)
Non-recourse (Board of
Governors of the Colorado
State University, System

Enterprise Revenue)	5.00	3/1/20	4,950,000	b,c	5,496,777
Connecticut--1.2%
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000		4,994,471
District of Columbia--4.1%
RIB Floater Trust (Barclays Bank
PLC) (Series 15 U) Recourse
(District of Columbia, Income
Tax Secured Revenue)	5.00	12/1/35	14,828,227	b,c	17,050,206
Florida--5.4%
Cape Coral Health Facilities
Authority, Senior Housing
Revenue (Gulf Care, Inc.
Project)	5.88	7/1/40	1,600,000	c	1,594,672
Mid-Bay Bridge Authority,
Springing Lien Revenue
(Prerefunded)	7.25	10/1/21	5,000,000	d	6,547,400
Palm Beach County Health
Facilities Authority,
Retirement Community Revenue
(Adult Communities Total
Services, Inc. Retirement -
Life Communities, Inc.
Obligated Group)	5.50	11/15/33	6,825,000		7,450,375
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	3,500,000		3,894,485
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	2,500,000		2,845,125
Georgia--4.2%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	1,000,000		1,122,740
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	4,865,000	d	5,831,238
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.25	7/1/40	1,000,000		1,147,180
Augusta,
Airport Revenue	5.45	1/1/31	2,455,000		2,457,504
RIB Floater Trust (Barclays Bank
PLC) (Series 20 U) Recourse
(Private Colleges and
Universities Authority,

Revenue (Emory University))	5.00	10/1/43	6,000,000	b,c	6,722,880
Hawaii--1.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000		2,838,875
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,000,000		2,278,820
Illinois--4.8%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	3,000,000		3,439,920
Chicago,
GO	5.00	1/1/24	2,000,000		1,946,740
Chicago,
GO	5.00	1/1/34	4,200,000		3,693,984
Chicago,
GO (Project and Refunding
Series)	5.00	1/1/36	2,500,000		2,166,125
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	12/15/28	2,500,000		2,697,050
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	6/15/50	2,000,000		2,004,060
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,600,000		4,234,752
Iowa--1.8%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	5,125,000		5,583,841
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,899,680
Kentucky--.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project) (Prerefunded)	6.13	2/1/18	1,000,000	d	1,127,910
Louisiana--1.2%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,987,000	e	695,788
Louisiana Local Government

Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,394,040
Maine--.6%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	2,000,000		2,401,140
Maryland--1.1%
JPMorgan Chase Putters/Drivers
Trust (Series 4422)
Non-recourse (Mayor and City
Council of Baltimore, Project
Revenue (Water Projects))	5.00	7/1/21	4,000,000	b,c	4,480,900
Massachusetts--12.7%
Barclays Capital Municipal Trust
Receipts (Series 15 W)
Recourse (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000	b,c	11,017,938
JPMorgan Chase Putters/Drivers
Trust (Series 3840)
Non-recourse (Massachusetts
Development Finance Agency,
Revenue (Harvard University
Issue))	5.25	8/1/18	10,000,000	b,c	11,698,100
JPMorgan Chase Putters/Drivers
Trust (Series 3898)
Non-recourse (Massachusetts,
Consolidated Loan)	5.00	4/1/19	6,400,000	b,c	7,444,480
JPMorgan Chase Putters/Drivers
Trust (Series 4395)
Non-recourse (University of
Massachusetts Building
Authority, Project and
Refunding Revenue)	5.00	5/1/21	7,406,665	b,c	8,221,320
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	2,500,000		3,004,225
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000		5,768,250
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	4,575,000		4,946,993
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	940,000		942,284
Michigan--5.1%

Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,780,000		4,019,198
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	3,290,000		3,452,493
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000		2,004,020
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/36	1,000,000		1,073,750
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	2,395,000		2,362,524
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group) (Prerefunded)	8.00	9/1/18	5,000,000	d	6,046,400
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	2,450,000		2,470,360
New Jersey--4.2%
Essex County Improvement
Authority, SWDR (Covanta
Project)	5.25	7/1/45	1,000,000	c	1,003,940
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000		5,239,450
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/40	4,250,000		4,331,132
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,410,430
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,000,000		1,000,650
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,600,000		1,545,936
Tobacco Settlement Financing

Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	1,000,000		762,380
New Mexico--1.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,518,350
New York--15.7%
Barclays Capital Municipal Trust
Receipts (Series 11 B)
Recourse (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue)	5.00	5/1/30	4,488,203	b,c	5,028,934
Barclays Capital Municipal Trust
Receipts (Series 7 B) Recourse
(New York City Transitional
Finance Authority, Future Tax
Secured Subordinate Revenue)	5.50	11/1/27	5,000,000	b,c	5,933,950
JPMorgan Chase Putters/Drivers
Trust (Series 3857)
Non-recourse (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	b,c	5,915,850
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000		3,456,150
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	9,425,000		10,988,325
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,408,032
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000		5,307,350
New York Liberty Development
Corporation, Revenue (3 World
Trade Center Project)	5.00	11/15/44	4,000,000	c	4,020,240
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	2,000,000	c	2,015,720
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	4,710,000		5,487,150
RIB Floater Trust (Barclays Bank
PLC) (Series 16 U) Recourse
(New York City Municipal Water
Finance Authority, Water and

Sewer System Second General
Resolution Revenue)	5.00	6/15/44	12,600,000	b,c	14,007,294
North Carolina--2.6%
Barclays Capital Municipal Trust
Receipts (Series 31 W)
Recourse (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health
System))	5.00	6/1/42	10,000,000	b,c	10,967,000
Ohio--6.0%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/30	2,000,000		1,678,900
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	7,800,000		6,818,058
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000		3,382,380
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,696,818
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	c	2,435,808
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	6.00	12/1/42	2,000,000		2,156,740
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	5.00	12/1/43	1,000,000		1,008,770
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	3,000,000		3,008,550
Oregon--.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000		1,648,065
Pennsylvania--2.7%
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
Non-recourse (Geisinger

Authority, Health System
Revenue (Geisinger Health
System))	5.13	6/1/35	3,000,000	b,c	3,305,940
Montgomery County Industrial
Development Authority, Revenue
(Whitemarsh Continuing Care
Retirement Community Project)	5.25	1/1/40	2,500,000		2,471,050
Philadelphia,
GO	6.50	8/1/41	4,700,000		5,600,332
Rhode Island--1.4%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Corp.)	7.00	5/15/39	5,000,000		5,847,400
South Carolina--2.7%
JPMorgan Chase Putters/Drivers
Trust (Series 4379)
Non-recourse (South Carolina
Public Service Authority,
Revenue Obligations (Santee
Cooper))	5.13	6/1/37	10,200,000	b,c	11,203,680
Tennessee--2.3%
JPMorgan Chase Putters/Drivers
Trust (Series 4416)
Non-recourse (Metropolitan
Government of Nashville and
Davidson County, Water and
Sewer Revenue)	5.00	7/1/21	3,000,000	b,c	3,380,280
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000		2,876,925
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000		3,445,920
Texas--21.8%
Barclays Capital Municipal Trust
Receipts (Series 28 W)
Recourse (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	9,997,299	b,c	11,228,749
Barclays Capital Municipal Trust
Receipts (Series 39 W)
Recourse (Texas A&M University

System Board of Regents,
Financing System Revenue)	5.00	5/15/39	13,160,000	b,c	14,924,098
Clifton Higher Education Finance
Corporation, Education Revenue
(International Leadership of
Texas)	5.75	8/15/45	2,500,000		2,505,550
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	4.50	12/1/44	2,500,000		2,363,825
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	7.25	12/1/18	7,290,000	d	8,751,791
Harris County-Houston Sports
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/15/51	7,500,000	f	1,306,875
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Corp.)	6.00	11/15/36	5,000,000		5,865,850
JPMorgan Chase Putters/Drivers
Trust (Series 4356)
Non-recourse (San Antonio,
Electric and Gas Systems
Junior Lien Revenue)	5.00	2/1/21	12,450,000	b,c	13,780,158
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	1,000,000		1,105,650
New Hope Cultural Education
Facilities Finance
Corporation, Student Housing
Revenue (National Campus and
Community Development
Corporation - College Station
Properties LLC - Texas A&M
University Project)	5.00	7/1/35	2,000,000		2,094,920
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Corp.)	5.75	1/1/40	14,705,000		16,121,680
North Texas Tollway Authority,
Second Tier System Revenue
(Prerefunded)	5.75	1/1/18	6,650,000	d	7,410,162
Tarrant County Cultural Education
Facilities Finance
Corporation, Retirement
Facility Revenue (Buckingham
Senior Living Community, Inc.
Project)	5.50	11/15/45	3,000,000		3,018,360

Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	13.39	7/2/24	200,000	g	211,688
Virginia--3.7%
Chesterfield County Economic
Development Authority,
Retirement Facilities First
Mortgage Revenue (Brandermill
Woods Project)	5.13	1/1/43	700,000		717,150
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System,
Inc.) (Insured; Assured
Guaranty Municipal Corp.)	11.24	8/23/27	6,350,000	g	7,880,985
Virginia College Building
Authority, Educational
Facilities Revenue (Marymount
University Project)	5.00	7/1/45	2,110,000		2,127,893
Virginia College Building
Authority, Educational
Facilities Revenue (Marymount
University Project) (Green
Bonds)	5.00	7/1/45	1,000,000	c	1,008,480
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	3,000,000		3,441,960
Washington--3.2%
Barclays Capital Municipal Trust
Receipts (Series 27 B)
Recourse (King County, Sewer
Revenue)	5.00	1/1/29	8,577,246	b,c	9,910,149
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)
(Prerefunded)	6.25	8/1/18	2,975,000	d	3,424,344
West Virginia--1.4%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	5,670,000		5,941,253
U.S. Related--.6%
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/35	2,500,000		2,325,775
Total Investments (cost $538,600,153)			142.4%		593,039,779
Liabilities, Less Cash and Receivables			(20.1%)		(83,716,820)
Preferred Stock, at redemption value			(22.3%)		(93,000,000)

Net Assets	100.0%	416,322,959

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	Collateral for floating rate borrowings.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities were valued at $240,807,147 or 57.8% of net assets applicable to Common Shareholders.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	Non-income producing--security in default.
f	Security issued with a zero coupon. Income is recognized through the accretion of discount.
g	Inverse floater security--the interest rate is subject to change periodically. Rate shown is the interest rate in effect at August 31, 2015.

At August 31, 2015, net unrealized appreciation on investments was $54,439,626 of which $56,829,925 related to appreciated investment securities and $2,390,299 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	593,039,779	-	593,039,779
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)